Equity and Accumulated Other Comprehensive Loss - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 28, 2019
Merger Agreement
Gain (loss) on disposition of assets		$ (17)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss), before Reclassification and Tax	$ 2,982
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax	385
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax, Portion Attributable to Parent	$ 850